Earnings/(loss) per share	12 Months Ended
Jun. 30, 2019
Earnings/(loss) per share
Earnings/(loss) per share

11 Earnings/(loss) per share

		Restated(1)	Restated(1)
	2019	2018	2017
Profit/(loss) for the year (£’000)	18,881	(37,629)	39,209
Basic earnings/(loss) per share (pence)	11.48	(22.92)	23.90
Diluted earnings/(loss) per share (pence)(2)	11.47	(22.92)	23.84
(1)	Comparative amounts have been restated—see note 33 for further details.
(2)

For the year ended 30 June 2018, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded. For the years ended 30 June 2019 and 2017, potential ordinary shares have been treated as dilutive, as their inclusion in the diluted earnings per share calculation decreases earnings per share.

(i)Basic earnings/(loss) per share

Basic earnings/(loss) per share is calculated by dividing the profit/(loss) for the year by the weighted average number of ordinary shares in issue during the financial year.

(ii)Diluted earnings/(loss) per share

Diluted earnings/(loss) per share is calculated by adjusting the weighted average number of ordinary shares in issue during the year to assume conversion of all dilutive potential ordinary shares. The Company has one category of dilutive potential ordinary shares: share awards pursuant to the 2012 Equity Incentive Plan (the “Equity Plan”). Share awards pursuant to the Equity Plan are assumed to have been converted into ordinary shares at the beginning of the financial year.

(iii)Weighted average number of shares used as the denominator

	2019	2018	2017
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	40,526	40,195	40,025
Class B ordinary shares	124,000	124,000	124,000
Weighted average number of ordinary shares used as the denominator in calculating basic earnings/(loss) per share	164,526	164,195	164,025
Adjustment for calculation of diluted earnings/(loss) per share assumed conversion into Class A ordinary shares	140	415	468
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings/(loss) per share	164,666	164,610	164,493